Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and Diluted Loss Per Share [Abstract]
Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2025	2024	2023
	Number of ordinary shares

Ordinary share options	1,051,550	267,776	71,456
Warrants	10,530,784	13,398,854	7,088

	11,582,334	13,666,630	78,544